[LORD ABBETT LOGO]

                                     2002
                                      SEMI-
                                    ANNUAL
                                      REPORT

LORD ABBETT
MICRO-CAP GROWTH FUND
MICRO-CAP VALUE FUND









FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2002

(UNAUDITED)
--------------------------------------------------------------------------------
LORD ABBETT MICRO-CAP GROWTH FUND AND
LORD ABBETT MICRO-CAP VALUE FUND SEMI-ANNUAL REPORT
FOR THE SIX-MONTHS ENDED APRIL 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Micro-Cap Growth Fund's and Lord Abbett Micro-Cap Value Fund's strategies and performance for the period-ended April 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN
-------------------------------------------------------------------------------
MICRO-CAP GROWTH FUND

Q. HOW DID THE FUND PERFORM FOR THE SIX-MONTHS ENDED APRIL 30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett Micro-Cap Growth Fund returned 12.62%(1), outperforming its peer group the Russell 2000(R) Growth Index(2), which returned 10.40% over the same period. Please refer to page (2) for Standardized Average Annual Total Returns.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Both the healthcare and technology sectors were strong contributors to relative performance during the period. Stock selection within electronic, finance, technology, supercomputer solutions and clinical laboratory companies provided the greatest strength. Also contributing to performance was our decision to underweight technology, which protected the Fund during a period of uncertainty and volatility.

Detracting from performance was our underweight exposure and stock selection in the financial services sector, as this area was one of the stronger performing Russell sectors this past quarter. Our underexposure to regional banks also hindered the Fund's performance.

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. In the beginning of the period, the stock market regained ground lost after the events of September 11. Similar to the third quarter, the fourth quarter of 2001 was volatile resulting, in part, from continued sluggish spending by consumers and corporations.

However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

While the third quarter of 2001 registered negative growth, fourth quarter data showed a slightly positive economic upturn. Strong automotive and

(Unaudited)
--------------------------------------------------------------------------------
housing markets and consumers resilient in the wake of September 11 were the impetus for growth. As the first quarter of 2002 progressed, consumer confidence levels continued to rise and leading economic indicators pointed toward a strengthening economy. On March 19, in a sign of improved sentiment, the Federal Open Market Committee decided to keep its target for the federal funds rate at 1.75% and declared that the economic risks are balanced between economic weakness and inflationary pressure.

Q. WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A. Economists believe that the economy is already in the midst of a recovery. Our concern at this point is that the recovery may be less robust than past recoveries. We believe secular pressures still exist within the technology sector, making this group unlikely to drive the economy. Consumer spending has remained strong, but this probably implies less of a "pent-up demand" rebound as we enter a new cycle. Nevertheless, we expect a return to normal, moderate growth rates in 2002.

Q. HOW IS THE FUND POSITIONED ON THAT OUTLOOK?

During the first quarter, we selectively added to specialty retail and education companies, as we anticipate a consumer led recovery. Additionally, we have increased exposure to healthcare.

We are optimistic that the manufacturing inventory correction has ended, and we expect pockets of strength within producer durables and certain segments of technology. As always, we have also been careful to monitor stock valuations and add new investments as opportunities present themselves.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS REFLECT PERFORMANCE APPLICABLE TO CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DIVIDENDS AND DISTRIBUTIONS REINVESTED FOR THE PERIOD SHOWN MARCH 31, 2002 USING THE SEC-REQUIRED UNIFORM METHOD TO COMPUTE SUCH RETURN. 1 YEAR: 7.51% AND LIFE OF THE FUND: -13.23%


(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the six-months ended April 30, 2002

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests primarily in small-cap company stocks, which tend to be more volatile and can be less liquid than large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, its asset allocation may change.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP GROWTH FUND APRIL 30, 2002


                                                                            VALUE
INVESTMENTS                                                  SHARES         (000)
----------------------------------------------------------------------------------
BANKS 2.35%
Online Resources Corp.*                                      13,500       $   47
Resource Bankshares Corp. V.A.                                2,100           43
                                                                          ------
TOTAL                                                                         90
                                                                          ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 2.76%
Discovery Partners Int'l.*                                    5,300           26
Interpore Int'l., Inc.*                                       4,800           45
Regeneration Technologies*                                    5,200           35
                                                                          ------
TOTAL                                                                        106
                                                                          ------
CASINOS & GAMBLING 6.02%
Multimedia Games, Inc.*                                       5,100          144
Shuffle Master, Inc.*                                         3,800           87
                                                                          ------
TOTAL                                                                        231
                                                                          ------
COMMUNICATIONS TECHNOLOGY 0.76%
Anicom, Inc.*                                                 6,800           --(a)
Stockeryale, Inc.*                                            4,500           29
                                                                          ------
COMPUTER SERVICES SOFTWARE & SYSTEMS 4.67%
Centra Software, Inc.*                                        4,900           15
CLick2learn, Inc.*                                           14,800           46
Fullplay Media
Systems, Inc.*                                               16,000           14
Loudeye Technologies, Inc.*                                  30,000           16
Saba Software, Inc.*                                         12,500           36
SPSS, Inc.*                                                   1,900           34
Visionics Corp.*                                              1,800           18
                                                                          ------
TOTAL                                                                        179
                                                                          ------
COMPUTER TECHNOLOGY 2.06%
Cray, Inc.*                                                  31,200           79
                                                                          ------
CONSUMER ELECTRONICS 2.03%
Euniverse, Inc.*                                              7,400           38
Plato LEARNING, Inc.*                                         3,000           40
                                                                          ------
TOTAL                                                                         78
                                                                          ------
DIVERSIFIED MANUFACTURING 2.45%
Armor Holdings, Inc.*                                         3,700       $   94
                                                                          ------
DRUGS & PHARMACEUTICALS 2.35%
Corvas Int'l., Inc.*                                          2,700            9
Penwest
Pharmaceuticals Co.*                                          1,100           22
SFBC Int'l., Inc.*                                            2,800           59
                                                                          ------
TOTAL                                                                         90
                                                                          ------
EDUCATION SERVICES 3.94%
Educational Development
Corp.                                                        10,000           74
Skillsoft Corp.*                                              4,000           77
                                                                          ------
TOTAL                                                                        151
                                                                          ------
ELECTRICAL EQUIPMENT & COMPONENTS 0.60%
Ibis Technology Corp.*                                        2,400           23
                                                                          ------
ELECTRONICS 6.02%
Clearone Communications,
Inc.*                                                         5,900           96
Compudyne Corp.*                                              1,800           24
Raindance Communications,
Inc.*                                                         4,700           14
Signal Technology Corp.*                                      9,900           97
                                                                          ------
TOTAL                                                                        231
                                                                          ------
ELECTRONICS: MEDICAL SYSTEMS 7.97%
Cardiogenesis Corp.*                                         26,100           26
Colorado Medtech, Inc.*                                       6,100           20
Endocardial Solutions, Inc.*                                  5,900           48
Iridex Corp.*                                                 8,800           35
PracticeWorks, Inc.*                                          6,100           91
Vitalworks, Inc.*                                            11,300           86
                                                                          ------
TOTAL                                                                        306
                                                                          ------
ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 0.86%
Metron Technology N.V.*                                       3,600           33
                                                                          ------

                       SEE NOTES TO FINANCIAL STATEMENTS.                      3

MICRO-CAP GROWTH FUND APRIL 30, 2002

                                                                   VALUE
INVESTMENTS                                             SHARES     (000)
-------------------------------------------------------------------------
ENERGY: MISCELLANEOUS 0.76%
Hydrogenics Corp.*                                      4,700   $    29
                                                                -------
ENGINEERING & CONTRACTING SERVICES 2.39%
Layne Christensen Co.*                                  3,200        32
The Keith Co., Inc.*                                    4,500        60
                                                                -------
TOTAL                                                                92
                                                                -------
HEALTH & PERSONAL CARE 3.31%
Bio-reference Labs, Inc.*                               7,400        55
Labone, Inc.*                                           3,600        72
                                                                -------
TOTAL                                                               127
                                                                -------
HEALTHCARE FACILITIES 0.88%
Dynacare, Inc.*                                         2,000        34
                                                                -------
HEALTHCARE MANAGEMENT SERVICES 4.01%
Matria Healthcare, Inc.*                                3,525        74
Mim Corp.*                                              4,500        80
                                                                -------
TOTAL                                                               154
                                                                -------
LEISURE TIME 2.45%
Action Performance Cos.,
Inc.*                                                   2,000        94
                                                                -------

MACHINERY: INDUSTRIAL/SPECIALTY 2.87%
BTU Int'l., Inc.*                                       4,200        21
Candela Corp.*                                          5,600        27
Semitool, Inc.*                                         4,400        62
                                                                -------
TOTAL                                                               110
                                                                -------
MEDICAL & DENTAL INSTRUMENTS
& SUPPLIES 7.06%
Biosource Int'l., Inc.*                                13,000        78
Conceptus, Inc.*                                        2,900        52
Micro Therapeutics, Inc.*                               6,100        35
Neogen Corp.*                                           2,700        40
Novoste Corp.*                                         10,700        66
                                                                -------
TOTAL                                                               271
                                                                -------
MEDICAL SERVICES 1.15%
Pediatric Services of
America*                                                4,200   $    44
                                                                -------

MISCELLANEOUS BUSINESS & CONSUMER
DISCRETIONARY 2.37%
Cuisine Solutions, Inc.*                               72,700        53
Fuel-Tech N.V.*                                         6,300        38
                                                                -------
TOTAL                                                                91
                                                                -------
PRODUCTION TECHNOLOGY EQUIPMENT 0.96%
Electroglas, Inc.*                                      1,300        22
Nanometrics, Inc.*                                        800        15
                                                                -------
TOTAL                                                                37
                                                                -------
RESEARCH & DEVELOPMENT 1.43%
Integral Technologies, Inc.*                           46,700        55
                                                                -------
RESTAURANTS 0.57%
Champps Entertainment,
Inc.*                                                   1,500        22
                                                                -------

RETAIL 13.37%
A.C. Moore Arts & Crafts,
Inc.*                                                   2,500       115
Factory 2-U Stores, Inc.*                               6,300        87
Sonic Automotive, Inc.*                                 3,100       119
The Gymboree Corp.*                                     6,500       119
The Wet Seal, Inc., Class A*                            2,050        73
                                                                -------
TOTAL                                                               513
                                                                -------
SERVICES: COMMERCIAL 9.46%
Exponent, Inc.*                                         3,900        51
First Consulting Group,
Inc.*                                                   6,500        59
Firstservice Corp.*                                     2,200        53
FTI Consulting, Inc.*                                   2,550        91
ICT Group, Inc.*                                        1,700        42
Opinion Research Corp.*                                 3,700        22
Startek, Inc.*                                          1,800        45
                                                                -------
TOTAL                                                               363
                                                                -------


4                     SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND APRIL 30, 2002

                                                                   VALUE
INVESTMENTS                                             SHARES     (000)
-------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT 0.81%
Xeta Technologies, Inc.*                                5,600   $    31
                                                                -------
TOTAL COMMON STOCKS
(Cost $3,667,587)                                               $ 3,787
                                                                =======
WARRANT 0.00%
Corvu Corp.* (a)                                          820        --(b)
                                                                =======
(Cost $659)

                                                                PRINCIPAL
                                                                   AMOUNT
                                                                    (000)
                                                                ---------
SHORT TERM INVESTMENT 1.49%

REPURCHASE AGREEMENT 1.49%

Repurchase Agreement
Dated 4/30/2002, 1.87%
due 5/1/2002 from
State Street Bank
collateralized by $60,000
of Federal National
Mortgage Association
at 4.45% due 6/25/2003;
value-$61,154 proceeds:
$57,345 (COST $57,342)                                  $  57   $    57
                                                                =======
TOTAL INVESTMENTS 100.18%
(Cost $3,725,588)                                                $3,844
                                                                =======

*    Non-Income producing security.
(a)  Security valued at fair value - See note 2.
(b)  Value is less than $1,000.


SEE NOTES TO FINANCIAL STATEMENTS.          5

(UNAUDITED)
--------------------------------------------------------------------------------
MICRO-CAP VALUE FUND

Q. HOW DID THE FUND PERFORM FOR THE SIX-MONTHS ENDED APRIL  30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett Micro-Cap Value Fund returned 34.50%(1), outperforming it's peer group the Russell 2000(R) Value Index(2), which returned 29.03% over the same period. Please refer to page (7) for Standardized Average Annual Total Returns.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The most significant positive contributors for the period were stock selection in the technology, healthcare and consumer discretionary sectors. In the healthcare sector, we have focused on strong niche and specialty healthcare providers. In the technology sector, leading software and electronic component companies have added value, as one of the Fund's largest technology holdings was acquired at a significant premium. In the consumer discretionary sector, the Fund benefited from high quality companies positioned to benefit from an economic recovery.

The Fund's performance was hurt by our stock selection in the materials and processing sector. While the Fund had a number of strong performers in this sector, the winners were overshadowed by several weaker positions. The Fund was also negatively impacted by stock selection in the energy sector. However, we continue to monitor the fundamentals of this sector to ensure the Fund's holdings meet the overall objective of portfolio appreciation and benchmark outperformance.

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. In the beginning of the period, the stock market regained ground lost after the events of September 11. Similar to the third quarter, the fourth quarter of 2001 was volatile resulting, in part, from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

While the third quarter of 2001 registered negative growth, fourth quarter data showed a slightly positive economic upturn. Strong automotive and housing markets and consumers resilient in the wake of September 11 were the impetus for growth. As the first quarter of 2002 progressed, consumer confidence levels continued to rise and leading economic indicators pointed toward a strengthening economy. On March 19, in a sign of improved sentiment, the Federal Open Market Committee decided to keep its target for the federal funds rate at 1.75% and declared that the economic risks are balanced between economic weakness and inflationary pressure.

Q. WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A. We expect the economy to continue to strengthen through the second quarter of 2002, and, barring any further terrorist events, we believe consumer confidence will remain strong. Additionally, we expect an increase in capital investment as the economic volatility of last year dissipates and business inventories rebuild after last quarter's write downs. While we do not believe there is currently

(UNAUDITED)
--------------------------------------------------------------------------------

an inflationary threat, we feel that if the economy continues to grow, the Federal Reserve Board will likely begin to raise short-term interest rates incrementally. Subsequently, economic growth in the third and fourth quarter of 2002 could take place at a slower rate than in the first half.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS REFLECT PERFORMANCE APPLICABLE TO CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DIVIDENDS AND DISTRIBUTIONS REINVESTED FOR THE PERIOD SHOWN MARCH 31, 2002 USING THE SEC-REQUIRED UNIFORM METHOD TO COMPUTE SUCH RETURN.

1 YEAR: 32.45% AND LIFE OF FUND: 32.84%

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the six-months ended April 30, 2002

(2) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests primarily in small-cap company stocks, which tend to be more volatile and can be less liquid than large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, its asset allocation may change.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP VALUE FUND APRIL 30, 2002

                                                          VALUE
INVESTMENTS                                     SHARES    (000)
---------------------------------------------------------------
COMMON STOCKS 92.03%

AIR TRANSPORTATION 1.32%
Frontier Airlines, Inc.*                         2,000   $   31
Offshore Logistics, Inc.*                        3,100       63
                                                         ------
TOTAL                                                        94
                                                         ------
AUTO PARTS: ORIGINAL EQUIPMENT 3.10%
Donnelly Corp.                                   4,300       83
Wabash National Corp.                           14,000      137
                                                         ------
TOTAL                                                       220
                                                         ------
BANKS 3.29%
East-West Bancorp, Inc.                          3,600      129
Hanmi Financial Corp.*                           6,158      105
                                                         ------
TOTAL                                                       234
                                                         ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 0.82%
Harvard Bioscience, Inc.*                        7,500       58
                                                         ------
BUILDING MATERIALS 2.18%
LSI Industries, Inc.                             5,000       99
U.S. Concrete, Inc.*                             8,600       56
                                                         ------
TOTAL                                                       155
                                                         ------
COMPUTER HARDWARE 0.00%
OpticNet, Inc.*(a)                                 300        -(b)
                                                         ------
COMPUTER SERVICES SOFTWARE & SYSTEMS 9.77%
Datastream Systems, Inc.                        30,000      240
Micros Systems, Inc.*                            6,000      168
NYFIX, Inc.*                                     6,025       61
PracticeWorks, Inc.*                            15,000      225
                                                         ------
TOTAL                                                       694
                                                         ------

COMPUTER TECHNOLOGY 2.22%
Fargo Electronics                               12,300   $  125
Performance Technolgies,
Inc.*                                            5,000       33
                                                         ------
TOTAL                                                       158
                                                         ------
CONSTRUCTION 1.86%
Modtech Holdings, Inc.*                         10,700      132
                                                         ------
CONTAINERS & PACKAGING: PAPER & PLASTIC 0.91%
AEP Industries, Inc.                             2,100       65
                                                         ------
DRUGS & PHARMACEUTICALS 2.49%
Elite Pharmaceuticals, Inc.*                    13,700       92
SFBC Int'l., Inc.                                4,000       85
                                                         ------
TOTAL                                                       177
                                                         ------

ELECTRICAL EQUIPMENT & COMPONENTS 2.17%
American Technical
Ceramics Corp.                                   8,500       59
Bel Fuse, Inc.                                   3,000       71
Powell Industries, Inc.*                         1,000       24
                                                         ------
TOTAL                                                       154
                                                         ------
ELECTRONICS 5.55%
BEI Technologies, Inc.                           6,100      120
ESCO Technologies, Inc.                          1,800       72
Merrimac Industries, Inc.                        5,400       62
Pioneer Standard
Electronics, Inc.                                9,600      140
                                                         ------
TOTAL                                                       394
                                                         ------
ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 0.44%
SBS Technology, Inc.*                            2,400       31
                                                         ------


8                        SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP VALUE FUND APRIL 30, 2002

                                                           VALUE
INVESTMENTS                                     SHARES     (000)
-----------------------------------------------------------------
ELECTRONICS: TECHNOLOGY 1.52%
DRS Technologies, Inc.*                          1,000   $   46
Innovative Solutions &
Support, Inc.*                                   3,200       29
Trimble Navigation Ltd.                          2,000       33
                                                         ------
TOTAL                                                       108
                                                         ------
ENGINEERING & CONTRACTING SERVICES 4.87%
Michael Baker Corp.*                            16,700      254
URS Corp.*                                       3,000       92
                                                         ------
TOTAL                                                       346
                                                         ------
FERTILIZERS 1.94%
Lesco, Inc.                                     12,000      138
                                                         ------
FINANCIAL MISCELLANEOUS 1.63%
Financial Federal Corp.*                         3,300      116
                                                         ------
FUNERAL PARLORS & CEMETERY 1.30%
Rock of Ages Corp.*                             13,500       92
                                                         ------
HEALTHCARE MANAGEMENT SERVICES 4.52%
American Dental
Partners, Inc.*                                 13,000      116
Sierra Health Services, Inc.*                   10,500      205
                                                         ------
TOTAL                                                       321
                                                         ------
HOTEL/MOTEL 2.80%
The Marcus Corp.                                11,500      199
                                                         ------
HOUSEHOLD EQUIPMENT & PRODUCTS 1.13%
Craftmade Int'l., Inc.                           5,000       80
                                                         ------
HOUSEHOLD FURNISHINGS 1.07%
Haverty Furniture Cos., Inc.                     4,000       76
                                                         ------
IDENTIFICATION CONTROL & FILTER DEVICES 0.86%
Robbins & Myers, Inc.*                           2,100       61
                                                         ------

MACHINERY: INDUSTRIAL/SPECIALTY 3.76%
Quipp, Inc.                                      4,000   $   56
Summa Industries, Inc.*                         11,000      105
Tennant Co.                                        600       26
Twin Disc, Inc.                                  5,000       80
                                                         ------
TOTAL                                                       267
                                                         ------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 3.10%
Lufkin Industries, Inc.                          1,100       32
Universal Compression
Holdings, Inc.*                                  2,000       49
Willbros Group, Inc.*                            7,400      139
                                                         ------
TOTAL                                                       220
                                                         ------
MEDICAL & DENTAL INSTRUMENTS
& SUPPLIES 0.96%
ICU Medical, Inc.*                               1,800       68
                                                         ------
METAL FRABRICATING 1.10%
NN, Inc.                                         7,000       78
                                                         ------
MISCELLANEOUS MATERIALS & PROCESSING 0.70%
Rogers Corp.*                                    1,500       50
                                                         ------
OIL: CRUDE PRODUCERS 0.52%
Stone Energy Corp.*                                874       37
                                                         ------
RAILROADS 1.37%
Genesee & Wyoming, Inc.*                         4,425       97
                                                         ------
REAL ESTATE INVESTMENT TRUSTS 1.01%
Agree Realty Corp.                               3,900       72
                                                         ------
RENTAL & LEASING SERVICES: COMMERCIAL 1.56%
Interpool, Inc.                                  3,400       72
MicroFinancial, Inc.                             4,200       39
                                                         ------
TOTAL                                                       111
                                                         ------


                      SEE NOTES TO FINANCIAL STATEMENTS.                      9

MICRO-CAP VALUE FUND APRIL 30, 2002

                                                  VALUE
INVESTMENTS                            SHARES     (000)
------------------------------------------------------
RESTAURANTS 0.48%
Buca, Inc.*                             2,000   $   34
                                                ------
RETAIL 7.67%
Gymboree Corp.*                         6,000      109
Hibbett Sporting
Goods, Inc.*                            3,000       79
Mothers Work, Inc.                      5,000      138
Party City Corp.                        5,500       85
Sharper Image Corp.                     6,000      134
                                                ------
TOTAL                                              545
                                                ------

SERVICES: COMMERCIAL 4.42%
Ambassadors Int'l,. Inc.*               3,000       45
Exponent, Inc.                          5,000       66
Labor Ready, Inc.                      11,300      102
Monro Muffler Brake, Inc.*              5,000      101
                                                ------
TOTAL                                              314
                                                ------

TELECOMMUNICATIONS EQUIPMENT 1.08%
C-Cor.Net Corp.                         7,000       77
                                                ------
TEXTILE PRODUCTS 0.77%
Quaker Fabric Corp.*                    4,000       55
                                                ------
TEXTILES APPAREL MANUFACTURERS 1.91%
Phillips-Van Heusen Corp.               8,900      136
                                                ------
TOBACCO 1.55%
Dimon, Inc.                            14,300      110
                                                ------
TRUCKERS 2.31%
Covenant Transport, Inc.*               6,600      106
Heartland Express, Inc.*                2,956       58
                                                ------
TOTAL                                              164
                                                ------
TOTAL COMMON STOCKS
(Cost $4,622,466)                                6,538
                                                ======
                                    PRINCIPAL
                                       AMOUNT      VALUE
INVESTMENTS                             (000)     (000)
SHORT TERM INVESTMENT 7.22%

REPURCHASE AGREEMENT 7.22%

Repurchase Agreement dated
4/30/2002, 1.87% due
5/1/2002 from State
Street Bank collateralized
by $515,000 of Federal
National Mortgage Association
at 4.500%
due 5/16/2003; value-
 $526,108 proceeds:
$512,985
(Cost $512,958)                         $ 513   $  513
                                                ======
TOTAL INVESTMENT 99.25%
(Cost $5,135,424)                               $7,051
                                                ======

*    Non-Income producing security.
(a)  Security valued at fair value - See Note 2
(b)  Value is less than $1,000.


10                   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2002

                                                                     MICRO-CAP      MICRO-CAP
                                                                    GROWTH FUND     VALUE FUND

ASSETS:
   Investment in securities, at cost                               $ 3,725,588    $ 5,135,424
---------------------------------------------------------------------------------------------
   Investment in securities, at value                              $ 3,844,360    $ 7,050,986
   Receivables:
     Interest and dividends                                                  3          1,306
     Investment securities sold                                         57,342        571,000
     Capital shares sold                                                  --              500
     From Lord, Abbett & Co.                                             8,724         22,519
   Prepaid expenses and other assets                                     3,331          2,327
---------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                      3,913,760      7,648,638
---------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                    57,342        512,958
     12b-1 distribution fees                                             2,736          4,761
     Trustees' fees                                                        115             79
   Accrued expenses                                                     16,231         26,522
---------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                    76,424        544,320
=============================================================================================
NET ASSETS                                                         $ 3,837,336    $ 7,104,318
=============================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                      3,965,922      4,839,281
Undistributed (distributions in excess of) net investment income        (4,945)        11,644
Accumulated net realized gain (loss) on investments                   (242,413)       337,831
Net unrealized appreciation on investments                             118,772      1,915,562
---------------------------------------------------------------------------------------------
NET ASSETS                                                         $ 3,837,336    $ 7,104,318
=============================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                     $ 3,829,423    $ 7,085,106
Class Y Shares                                                     $     7,913    $    19,212

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                         358,699        352,553
Class Y Shares                                                         739.401        953.059

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):

Class A Shares-Net asset value                                     $     10.68    $     20.10
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                    $     11.33    $     21.33
Class Y Shares-Net asset value                                     $     10.70    $     20.16
=============================================================================================

                     SEE NOTES TO FINANCIAL STATEMENTS.                       11

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2002

                                                        MICRO-CAP          MICRO-CAP
                                                      GROWTH FUND         VALUE FUND
INVESTMENT INCOME:
Interest                                                $   2,497         $    7,265
Dividends                                                     588             14,216
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     3,085             21,481
--------------------------------------------------------------------------------------
EXPENSES:
Management fees                                            25,404             44,418
12b-1 distribution plan-Class A                             6,421             11,221
Custody                                                     1,176              2,526
Fund administration                                         1,136              2,498
Professional                                                  718              2,990
Shareholder servicing                                         424              2,445
Trustees' fees                                                 61                 67
Reports to shareholders                                         -              9,045
Other                                                          15                205
--------------------------------------------------------------------------------------
Gross expenses                                             35,355             75,415
   Management fee waived                                  (25,404)           (44,418)
   Expense reductions                                         (67)               (88)
   Expenses assumed by Lord, Abbett & Co.                  (3,463)           (19,688)
--------------------------------------------------------------------------------------
NET EXPENSES                                                6,421             11,221
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               (3,336)            10,260
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on investments                  (114,685)           337,859
Net change in unrealized appreciation/depreciation
 on investments                                           453,189          1,431,757
--------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                          338,504          1,769,616
======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 335,168         $1,779,876
======================================================================================

12                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended April 30, 2002

                                                         MICRO-CAP         MICRO-CAP
INCREASE IN NET ASSETS                                 GROWTH FUND        VALUE FUND
OPERATIONS:
Net investment income (loss)                           $   (3,336)        $   10,260
Net realized gain (loss) on investments                  (114,685)           337,859
Net change in unrealized appreciation/depreciation
 on investments                                           453,189          1,431,757
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      335,168          1,779,876
======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (1,959)           (14,974)
   Class Y                                                    (25)               (71)
Net realized gain
   Class A                                                      -           (223,636)
   Class Y                                                      -               (650)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (1,984)          (239,331)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       1,432,747          1,571,862
Reinvestment of distributions                               1,547            237,716
Cost of shares reacquired                                (202,764)        (1,149,165)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS               1,231,530            660,413
======================================================================================
NET INCREASE IN NET ASSETS                              1,564,714          2,200,958
======================================================================================
NET ASSETS:
Beginning of period                                     2,272,622          4,903,360
--------------------------------------------------------------------------------------
END OF PERIOD                                          $3,837,336         $7,104,318
======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME                                  $   (4,945)        $   11,644
======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2001

                                                         MICRO-CAP         MICRO-CAP
INCREASE IN NET ASSETS                                 GROWTH FUND        VALUE FUND
OPERATIONS:
Net investment income                                  $      826         $   19,738
Net realized gain (loss) on investments                  (127,728)           224,258
Net change in unrealized appreciation/depreciation
 on investments                                          (148,612)           180,577
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                              (275,514)           424,573
======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (1,421)           (18,494)
   Class Y                                                    (22)              (130)
Net realized gain
   Class A                                               (401,216)          (321,094)
   Class Y                                                 (1,397)            (1,816)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (404,056)          (341,534)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       1,895,276          2,891,062
Reinvestment of distributions                             404,046            341,529
Cost of shares reacquired                              (1,514,670)          (456,763)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                        784,652          2,775,828
======================================================================================
NET INCREASE IN NET ASSETS                                105,082          2,858,867
======================================================================================
NET ASSETS:
Beginning of year                                       2,167,540          2,044,493
--------------------------------------------------------------------------------------
END OF YEAR                                            $2,272,622         $4,903,360
======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                    $      375         $   16,429
======================================================================================

14                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP GROWTH FUND

                                                  SIX MONTHS ENDED                    5/1/2000(a)
                                                     4/30/2002       YEAR ENDED           TO
                                                    (UNAUDITED)      10/31/2001       10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.49           $ 13.18          $ 16.76
                                                      ======           =======          =======
Investment operations
   Net investment income (loss)                         (.01)(b)             -(b)(f)       (.01)(b)
   Net realized and unrealized gain (loss)              1.21             (1.34)           (3.57)
                                                      ------           -------          -------
     Total from investment operations                   1.20             (1.34)           (3.58)
                                                      ------           -------          -------
Distributions to shareholders from:
   Net investment income                                (.01)             (.01)               -
   Net realized gain                                       -             (2.34)               -
                                                      ------           -------          -------
     Total distributions                                (.01)            (2.35)               -
                                                      ------           -------          -------
NET ASSET VALUE, END OF PERIOD                        $10.68           $  9.49          $ 13.18
                                                      ======           =======          =======
Total Return(c)                                        12.62%(d)        (11.30)%         (21.36)%(d)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and expense reductions     .19%(d)           .38%             .18%(d)
   Expenses, excluding waiver and expense reductions    1.04%(d)          4.02%            1.36%(d)
   Net investment income (loss)                         (.10)%(d)          .04%            (.04)%(d)
                                                  SIX MONTHS ENDED                     5/1/2000(a)
                                                     4/30/2002        YEAR ENDED           TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)       10/31/2001       10/31/2000
===================================================================================================
   Net assets, end of period (000)                    $3,829            $2,266          $ 2,160
   Portfolio turnover rate                             16.20%            80.17%          103.33%
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

MICRO-CAP GROWTH FUND

                                                                          YEAR ENDED
                                                 SIX MONTHS ENDED           10/31           12/15/1998(e)
                                                     4/30/2002      ---------------------       TO
                                                    (UNAUDITED)      2001           2000     10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.52        $ 13.21        $12.57      $10.00
                                                      ======        =======        ======      ======
Investment operations
   Net investment income                                 .01(b)         .04(b)        .04(b)      .02(b)
   Net realized and unrealized gain (loss)              1.20          (1.35)         1.73        2.55
                                                      ------        -------        ------      ------
     Total from investment operations                   1.21          (1.31)         1.77        2.57
                                                      ------        -------        ------      ------
Distributions to shareholders from:
   Net investment income                                (.03)          (.04)         (.02)          -
   Net realized gain                                       -          (2.34)        (1.11)          -
                                                      ------        -------        ------      ------
     Total distributions                                (.03)         (2.38)        (1.13)          -
                                                      ------        -------        ------      ------
NET ASSET VALUE, END OF PERIOD                        $10.70        $  9.52        $13.21      $12.57
                                                      ======        =======        ======      ======
Total Return(c)                                        12.78%(d)     (11.00)%       14.48%      25.70%(d)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
   expense reductions                                    .00%(d)        .00%          .00%        .00%
   Expenses, excluding waiver and
   expense reductions                                    .85%(d)       3.64%         2.33%       1.71%(d)
   Net investment income                                 .10%(d)        .42%          .22%        .19%(d)
                                                                          YEAR ENDED
                                                 SIX MONTHS ENDED           10/31           12/15/1998(e)
                                                     4/30/2002      ---------------------       TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)      2001           2000     10/31/1999
=========================================================================================================
   Net assets, end of period (000)                    $    8        $     7       $     8      $1,404
   Portfolio turnover rate                             16.20%         80.17%       103.33%      41.18%
=========================================================================================================

(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Commencement of investment operations.
(f)  Amount is less than $0.01.

16                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP VALUE FUND

                                                 SIX MONTHS ENDED                5/1/2000(a)
                                                     4/30/2002     YEAR ENDED       TO
                                                    (UNAUDITED)    10/31/2001    10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.68         $15.90        $13.13
                                                      ======         ======        ======
Investment operations
   Net investment income                                 .03(b)         .10(b)        .07(b)
   Net realized and unrealized gain                     5.16           2.20          2.70
                                                      ------         ------        ------
     Total from investment operations                   5.19           2.30          2.77
                                                      ------         ------        ------
Distributions to shareholders from:
   Net investment income                                (.05)          (.14)            -
   Net realized gain                                    (.72)         (2.38)            -
                                                      ------         ------        ------
     Total distributions                                (.77)         (2.52)            -
                                                      ------         ------        ------
NET ASSET VALUE, END OF PERIOD                        $20.10         $15.68        $15.90
                                                      ======         ======        ======
Total Return(c)                                        34.50%(d)      17.16%        21.10%(d)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and expense reductions     .19%(d)        .38%          .17%(d)
   Expenses, excluding waiver and expense reductions    1.26%(d)       3.08%         1.50%(d)
   Net investment income                                 .17%(d)        .64%          .49%(d)
                                                  SIX MONTHS ENDED               5/1/2000(a)
                                                     4/30/2002     YEAR ENDED        TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)    10/31/2001    10/31/2000
=================================================================================================
   Net assets, end of period (000)                    $7,085         $4,889        $2,032
   Portfolio turnover rate                             20.01%         52.63%        82.02%
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

MICRO-CAP VALUE FUND

                                                                 YEAR ENDED
                                          SIX MONTHS ENDED          10/31        12/15/1998(e)
                                              4/30/2002      ------------------       TO
                                             (UNAUDITED)      2001        2000    10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $15.72        $15.92      $10.75     $10.00
                                               ======        ======      ======     ======
Investment operations

   Net investment income                          .06(b)        .16(b)      .14(b)     .12(b)
   Net realized and unrealized gain              5.18          2.19        5.19        .63
                                               ------        ------      ------     ------
     Total from investment operations            5.24          2.35        5.33        .75
                                               ------        ------      ------     ------

Distributions to shareholders from:

   Net investment income                         (.08)         (.17)       (.09)         -
   Net realized gain                             (.72)        (2.38)       (.07)         -
                                               ------        ------      ------     ------
     Total distributions                         (.80)        (2.55)       (.16)         -
                                               ------        ------      ------     ------
NET ASSET VALUE, END OF PERIOD                 $20.16        $15.72      $15.92     $10.75
                                               ======        ======      ======     ======
Total Return(c)                                 34.80%(d)     17.48%      50.12%      7.60%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and
   expense reductions                             .00%(d)       .00%        .00%       .00%
   Expenses, excluding waiver and
   expense reductions                            1.07%(d)      2.70%       2.50%      1.80%(d)
   Net investment income                          .36%(d)      1.02%       1.15%      1.08%(d)

                                                                 YEAR ENDED
                                          SIX MONTHS ENDED          10/31        12/15/1998(e)
                                              4/30/2002      ------------------       TO
 SUPPLEMENTAL DATA:                          (UNAUDITED)      2001        2000     10/31/1999
==============================================================================================
   Net assets, end of period (000)             $   19        $   14      $   12     $1,152
   Portfolio turnover rate                      20.01%        52.63%      82.02%     30.38%
==============================================================================================

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Commencement of investment operations.


18        SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is an open-end management company, organized as a Delaware business trust on February 26, 1993. The Trust currently consists of six portfolios ("Funds"). This report covers the following two
Funds: Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund. Each Fund is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear all expenses and fees relating to its 12b-1 Distribution Plan.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at an annual rate of 1.50%. Lord Abbett may stop waiving its management fee and assuming other expenses at any time.

For the six months ended April 30, 2002, Lord Abbett voluntarily waived its management fees and assumed other expenses as follows:

                                                      VOLUNTARY
                                                     MANAGEMENT          OTHER
                                                     FEE WAIVER         EXPENSES
--------------------------------------------------------------------------------
Micro-Cap Growth Fund                                     .75%            .10%
Micro-Cap Value Fund                                      .75%            .32%

12b-1 DISTRIBUTION PLANS

Each of the Funds has adopted a distribution plan (the "Plan") with respect to Class A shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The service and distribution fees are accrued daily based on average daily net assets at an annual rate of ..25% and .10%, respectively. In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period and each Fund pays an incremental marketing expense of approximately .03% of average net assets of Class A. Class Y does not have a distribution plan.


4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of fiscal year end October 31, 2001, Micro-Cap Growth Fund had a capital loss carryforward of $127,728 that is due to expire in October 2009.

The tax character of the distributions paid during the six months ended April 30, 2002 and the fiscal year ended October 31, 2001 is as follows:

                                    MICRO-CAP GROWTH FUND         MICRO-CAP VALUE FUND
---------------------------------------------------------------------------------------
                                   4/30/2002   10/31/2001        4/30/2002   10/31/2001
---------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                    $1,984     $273,441         $165,092     $277,092
   Net long-term capital gains             -      130,615           74,239       64,442
---------------------------------------------------------------------------------------
Total distributions paid              $1,984     $404,056         $239,331     $341,534
---------------------------------------------------------------------------------------

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended April 30, 2002:

                                                    PURCHASES            SALES
------------------------------------------------------------------------------
Micro-Cap Growth Fund                              $1,978,879       $  472,117
Micro-Cap Value Fund                                1,899,606        1,004,533

As of April 30, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes are as follows:

                                               GROSS           GROSS             NET
                                          UNREALIZED      UNREALIZED      UNREALIZED
                            TAX COST    APPRECIATION    DEPRECIATION    APPRECIATION
------------------------------------------------------------------------------------
Micro-Cap Growth Fund     $3,725,588      $  782,940      $(664,168)      $  118,772
Micro-Cap Value Fund       5,134,026       2,068,588       (151,628)       1,916,960

For Micro-Cap Value Fund, the cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as return of capital from Real Estate Investment Trust Security.

6.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.


7.   EXPENSE REDUCTION

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's expenses.

8.   SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of shares of $.001 par value capital stock of beneficial interest authorized.

                                                SIX MONTHS ENDED                YEAR ENDED
MICRO-CAP GROWTH FUND                 APRIL 30, 2002 (UNAUDITED)          OCTOBER 31, 2001
------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES          AMOUNT     SHARES         AMOUNT
------------------------------------------------------------------------------------------
Shares sold                              138,638     $ 1,432,747    201,320   $  1,895,276
Reinvestment of distributions                151           1,522     39,746        402,627
Shares reacquired                        (18,900)       (202,764)  (166,063)    (1,514,670)
------------------------------------------------------------------------------------------
Increase                                 119,889     $ 1,231,505     75,003   $    783,233
------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------
Reinvestment of distributions               2.51     $        25    140.232   $      1,419
------------------------------------------------------------------------------------------
Increase                                    2.51     $        25    140.232   $      1,419
------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                YEAR ENDED
MICRO-CAP VALUE FUND                  APRIL 30, 2002 (UNAUDITED)          OCTOBER 31, 2001
------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES          AMOUNT     SHARES         AMOUNT
------------------------------------------------------------------------------------------
Shares sold                               95,784     $ 1,571,862    186,419   $  2,891,062
Reinvestment of distributions             15,261         237,001     25,323        339,578
Shares reacquired                        (70,397)     (1,149,165)   (27,690)      (456,763)
------------------------------------------------------------------------------------------
Increase                                  40,648     $   659,698    184,052   $  2,773,877
------------------------------------------------------------------------------------------
CLASS Y SHARES
------------------------------------------------------------------------------------------
Reinvestment of distributions              46.37     $       715    145.071   $      1,951
------------------------------------------------------------------------------------------
Increase                                   46.37     $       715    145.071   $      1,951
------------------------------------------------------------------------------------------

[LORD ABBETT(R) LOGO]





This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
             90 Hudson Street -- Jersey City, New Jersey 07302-3973


                     Lord Abbett Securities Trust
                        Lord Abbett Micro-Cap Growth Fund
                        Lord Abbett Micro-Cap Value Fund
                                                                     LAMC-3-0402
                                                                            6/02